UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2010

Date of reporting period:  May 31, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

Mariner 130/30 Fund

May 31, 2010

Investment Adviser

Mariner Quantitative Solutions, LLC
4200 West 115th Street
Suite 100
Leawood, Kansas 66211

Phone: 877-mqs-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	9

SCHEDULE OF SECURITIES SOLD SHORT	17

STATEMENT OF ASSETS AND LIABILITIES	19

STATEMENT OF OPERATIONS	20

STATEMENT OF CHANGES IN NET ASSETS	21

FINANCIAL HIGHLIGHTS	22

NOTES TO FINANCIAL STATEMENTS	23

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	28

ADDITIONAL INFORMATION	31

Dear Shareholders:

Mariner Quantitative Services, LLC (“MQS”) opened the Mariner 130/30 Fund on December 29, 2009. The Mariner 130/30 Fund is an exciting step forward for our firm. Since our inception 5 years ago as QIS Advisors, our team has applied our proprietary models to the management of long and short equity management, primarily through a private investment vehicle. Our goal was always to extend the reach and accessibility of that investment expertise. Opening a mutual fund helps us achieve that goal.

The 130-30 structure is referred to as an “active extension strategy.” It occupies a space within the traditional long equity commitment within the overall investment plan. Research over the past 5 years has centered on the structure’s ability to improve the alpha of a portfolio for the same level of tracking error. As an alpha strategy, the 130-30 structure seeks to more efficiently pursue alpha, thereby complementing the overall structure of the investment strategy.

While shorting as a mechanism has gained a growing acceptance over the past 10 years, many portfolio managers have little or no experience in managing both long and short positions. The Principals at MQS have on average 15 years of experience managing long portfolios and importantly, over 5 years managing short portfolios.

The Fund (MARNX) is off to a very nice start in a very difficult environment. For the first 5 months of this year ending May 31, 2010, the Fund is up 5.08% versus the Russell 3000 Index at -0.32%. As important is how we got there. During the market rally, from February 1 to April 30, 2010, the Fund increased 15.63% versus the Russell 3000 at 12.28%, The Fund’s up-capture is therefore 127% of the market’s performance. During the severe correction in May, the Fund lost -6.17%, but the Russell 3000 lost -7.90%. This resulted in the Fund capturing 78% of the downward movement in the market.  During the sell-off, the spread between our long positions and short positions added 56 basis points to the Fund’s return.

It is precisely this performance profile that we are attempting to achieve. With the added flexibility provided by a 130-30 structure, and the responsiveness of our proprietary dynamic long and short models, we seek to add value throughout the market cycle.

Sincerely,

MARINER QUANTITATIVE SOLUTIONS, LLC

Please see the following page for important information.

Past performance is no guarantee of future results.

Opinions expressed are those of Mariner Quantitative Services, LLC (the “Adviser”), are subject to change, are not guaranteed, and should not be construed as recommendations or investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in smaller capitalization companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund regularly makes short sales of securities, which involves the risk that the Fund’s losses may exceed the original amount invested.  However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

The Russell 3000 Index measures the performance of the 3,000 largest companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

“Alpha” is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

“Tracking error” measures the price behavior of a position or portfolio and the price behavior of a benchmark.

“Up-capture” measures overall performance in an up-market.

A “basis point” is equal to 100th of a percent.

Must be preceded or accompanied by a prospectus.

The Mariner 130/30 Fund is distributed by Quasar Distributors, LLC.

MARINER 130/30 FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/30/09 - 5/31/10).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MARINER 130/30 FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/30/09	5/31/10	12/30/09 – 5/31/10*
Actual**	$1,000.00	$1,034.00	$6.39
Hypothetical (5% return
before expenses)***	$1,000.00	$1,014.67	$6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 153/365 to reflect the period from December 30, 2009 through May 31, 2010.

**	Including dividends on short positions and interest expense, your actual cost of investing in the Fund would be $8.19.
***	Including dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $8.10.

MARINER 130/30 FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Total Returns as of May 31, 2010

	Mariner	Russell
	130/30 Fund	3000 Index
Since Inception (12/29/09)	3.40%	(1.33)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-mqs-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Continued

MARINER 130/30 FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

MARINER 130/30 FUND

Schedule of Investments

May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 123.87%

Administrative and Support Services 0.72%
Mantech International Corp. (a)(b)	3,420	$158,107

Ambulatory Health Care Services 0.83%
Omnicare, Inc.	7,270	182,550

Apparel Manufacturing 0.92%
Lululemon Athletica, Inc. (a)(b)	4,990	203,891

Beverage and Tobacco Product Manufacturing 0.71%
Dr Pepper Snapple Group, Inc. (b)	4,160	157,498

Broadcasting (except Internet) 1.64%
CBS Corp. (b)	13,560	197,433
Discovery Communications, Inc. (a)(b)	5,190	164,731
		362,164
Chemical Manufacturing 9.79%
Amgen, Inc. (a)(b)	3,270	169,320
Arch Chemicals, Inc.	5,470	187,402
Eastman Kodak Co. (a)	31,890	179,859
Endo Pharmaceuticals Holdings, Inc. (a)(b)	8,150	170,661
Huntsman Corp. (b)	16,970	169,361
Impax Laboratories, Inc. (a)	8,650	182,299
King Pharmaceuticals, Inc. (a)(b)	20,170	174,874
Medicis Pharmaceutical Corp.	7,840	181,810
NBTY, Inc. (a)(b)	4,920	168,461
Par Pharmaceutical Companies, Inc. (a)(b)	7,740	214,862
PolyOne Corp. (a)(b)	18,630	186,114
Rockwood Holdings, Inc. (a)	6,940	180,024
		2,165,047
Clothing and Clothing Accessories Stores 1.67%
American Eagle Outfitters, Inc.	13,710	179,601
Dillard’s, Inc. (b)	6,630	190,215
		369,816
Computer and Electronic Product Manufacturing 10.58%
Advanced Micro Devices, Inc. (a)(b)	20,930	179,370
Amkor Technology, Inc. (a)(b)	28,320	192,859
Fairchild Semiconductor International, Inc. (a)(b)	16,650	166,500
Harris Corp. (b)	4,150	194,677

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Computer and Electronic Product Manufacturing 10.58% (Continued)
InterDigital, Inc. (a)(b)	6,910	$180,351
ION Geophysical Corp. (a)	33,310	180,874
L-3 Communications Holdings, Inc. (b)	2,070	171,044
Lexmark International, Inc. (a)(b)	5,320	199,766
Masimo Corp.	8,120	179,777
Northrop Grumman Corp. (b)	2,970	179,655
Seagate Technology (a)	11,820	181,555
Teradyne, Inc. (a)(b)	15,640	171,727
Western Digital Corp. (a)(b)	4,630	161,170
		2,339,325
Couriers and Messengers 0.81%
United Parcel Service, Inc. (b)	2,850	178,866

Credit Intermediation and Related Activities 8.99%
AmeriCredit Corp. (a)(b)	8,310	179,662
BOK Financial Corp. (b)	3,570	180,464
Cash America International, Inc. (b)	5,170	191,032
Commerce Bancshares, Inc. (b)	4,690	174,327
Hudson City Bancorp, Inc. (b)	13,630	171,874
Investors Bancorp, Inc. (a)(b)	14,160	193,426
PHH Corp. (a)(b)	8,150	179,708
Regions Financial Corp.	23,740	181,136
Trustmark Corp.	7,900	176,723
Washington Federal, Inc.	10,380	179,366
Wells Fargo & Co. (b)	6,260	179,599
		1,987,317
Data Processing, Hosting and Related Services 0.81%
DST Systems Inc. (b)	4,690	179,721

Educational Services 3.17%
Bridgepoint Education, Inc. (a)(b)	7,870	169,756
DeVry, Inc. (b)	2,920	167,871
ITT Educational Services, Inc. (a)(b)	1,700	171,598
Strayer Education, Inc. (b)	800	192,000
		701,225
Electrical Equipment, Appliance, and Component Manufacturing 0.81%
Energizer Holdings, Inc. (a)	3,190	179,246

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Fabricated Metal Product Manufacturing 0.81%
Watts Water Technologies, Inc. (b)	5,520	$178,848

Food Manufacturing 3.43%
American Italian Pasta Co. (a)(b)	4,910	191,048
Campbell Soup Co.	5,040	180,483
Sanderson Farms, Inc. (b)	3,460	189,781
Sara Lee Corp. (b)	13,920	197,246
		758,558
Food Services and Drinking Places 1.57%
Cracker Barrel Old Country Store, Inc. (b)	3,260	162,446
Darden Restaurants, Inc. (b)	4,300	184,470
		346,916
Furniture and Home Furnishings Stores 0.86%
Bed Bath & Beyond, Inc. (a)(b)	4,220	189,351

Furniture and Related Product Manufacturing 1.58%
Pier 1 Imports, Inc. (a)(b)	22,600	179,670
Tempur-Pedic International, Inc. (a)(b)	5,120	169,984
		349,654
General Merchandise Stores 1.66%
Big Lots, Inc. (a)(b)	5,090	179,830
Wal-Mart Stores, Inc. (b)	3,700	187,072
		366,902
Health and Personal Care Stores 0.79%
Walgreen Co. (b)	5,460	174,938

Insurance Carriers and Related Activities 8.93%
American International Group, Inc. (a)(b)	5,820	205,912
Aspen Insurance Holdings Ltd.	7,200	181,872
Coventry Health Care, Inc. (a)(b)	7,660	158,562
Everest Re Group Ltd. (b)	2,430	176,612
Humana, Inc. (a)(b)	4,030	185,581
Montpelier Re Holdings Ltd. (b)	11,400	177,954
Reinsurance Group of America, Inc. (b)	3,810	178,956
State Auto Financial Corp.	9,790	177,003
Tower Group, Inc. (b)	8,720	191,055
UnitedHealth Group, Inc. (b)	6,350	184,595
Wellpoint, Inc. (a)(b)	3,050	156,465
		1,974,567

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Leather and Allied Product Manufacturing 1.65%
Deckers Outdoor Corp. (a)(b)	1,390	$201,161
Skechers U.S.A., Inc. (a)(b)	4,320	162,777
		363,938
Machinery Manufacturing 4.94%
Applied Materials, Inc.	14,030	181,127
ITT Corp. (b)	3,670	177,188
KLA-Tencor Corp.	5,940	182,774
Oil States International, Inc. (a)(b)	4,030	157,331
SPX Corp. (b)	3,140	185,574
Toro Co. (b)	3,880	207,541
		1,091,535
Management of Companies and Enterprises 0.83%
EchoStar Corp. (a)	8,690	182,751
Merchant Wholesalers, Durable Goods 0.82%
Applied Industrial Technologies, Inc.	6,540	180,373
Merchant Wholesalers, Nondurable Goods 1.79%
AmerisourceBergen Corp. (b)	6,730	210,514
Cardinal Health, Inc.	5,400	186,246
		396,760
Mining (except Oil and Gas) 3.42%
Cliffs Natural Resources, Inc. (b)	3,090	172,607
Freeport-McMoRan Copper & Gold, Inc. (b)	2,560	179,328
Hecla Mining Co. (a)(b)	36,240	194,971
Newmont Mining Corp. (b)	3,880	208,822
		755,728
Miscellaneous Manufacturing 2.38%
Cooper Companies, Inc. (b)	4,800	176,928
Hillenbrand, Inc.	7,490	181,932
Invacare Corp. (b)	6,970	166,513
		525,373
Miscellaneous Store Retailers 0.82%
PetSmart, Inc.	5,720	181,667
Nonstore Retailers 0.79%
HSN, Inc. (a)(b)	6,480	174,636

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Oil and Gas Extraction 2.39%
EXCO Resources, Inc. (b)	10,380	$179,055
Noble Energy, Inc. (b)	2,680	159,433
SM Energy Co.	4,400	190,256
		528,744
Other Information Services 0.81%
Yahoo!, Inc. (a)(b)	11,710	179,631

Paper Manufacturing 1.66%
Domtar Corp. (a)(b)	3,010	184,212
Graphic Packaging Holding Co. (a)	57,990	183,248
		367,460
Personal and Laundry Services 0.79%
Healthcare Services Group, Inc. (b)	8,720	175,359

Petroleum and Coal Products Manufacturing 0.83%
Tesoro Corp.	15,630	182,871

Pipeline Transportation 0.75%
Williams Companies, Inc. (b)	8,450	166,888

Primary Metal Manufacturing 0.78%
General Cable Corp. (a)(b)	5,520	172,003

Printing and Related Support Activities 0.79%
RR Donnelley & Sons Co. (b)	9,080	173,973

Professional, Scientific, and Technical Services 7.43%
CACI International, Inc. (a)(b)	3,830	177,099
Corporate Executive Board Co.	5,680	183,975
Factset Research Systems, Inc. (b)	2,660	181,013
Incyte Corp. (a)(b)	14,760	190,257
Solera Holdings, Inc. (b)	5,060	175,481
Synaptics, Inc. (a)(b)	6,200	185,504
Towers Watson & Co. (b)	4,080	187,680
Unisys Corp. (a)(b)	7,920	183,744
Valassis Communications, Inc. (a)(b)	4,900	178,948
		1,643,701
Publishing Industries (except Internet) 3.26%
Fortinet, Inc. (a)	10,850	177,072
Microsoft Corp. (b)	6,400	165,120

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Publishing Industries (except Internet) 3.26% (Continued)
Quest Software, Inc. (a)(b)	10,720	$207,486
Scholastic Corp. (b)	6,560	171,544
		721,222
Rail Transportation 0.82%
CSX Corp.	3,460	180,785
Real Estate 1.49%
Forest City Enterprises, Inc. (a)(b)	12,540	166,280
Jones Lang Lasalle, Inc. (b)	2,200	164,164
		330,444
Rental and Leasing Services 0.84%
Aircastle Ltd.	18,830	185,476
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 2.42%
American Capital Ltd.	34,790	185,431
Legg Mason, Inc.	5,990	178,023
Waddell & Reed Financial, Inc. (b)	6,420	172,120
		535,574
Sporting Goods, Hobby, Book, and Music Stores 0.85%
Jo-Ann Stores, Inc. (a)(b)	4,120	188,202
Support Activities for Mining 0.81%
RPC, Inc. (b)	15,900	179,511
Telecommunications 3.26%
Earthlink, Inc. (b)	22,670	194,735
Telephone & Data Systems, Inc. (b)	5,630	185,114
United States Cellular Corp. (a)(b)	4,670	193,852
Windstream Corp. (b)	13,880	148,100
		721,801
Transportation Equipment Manufacturing 5.55%
AAR Corp. (a)(b)	9,530	187,741
Boeing Co.	2,780	178,421
Briggs & Stratton Corp. (b)	7,780	160,501
Gentex Corp.	9,200	181,056
Johnson Controls, Inc. (b)	5,830	166,330

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Transportation Equipment Manufacturing 5.55% (Continued)
Lockheed Martin Corp. (b)	2,300	$183,816
Oshkosh Corp. (a)(b)	4,740	168,412
		1,226,277
Truck Transportation 1.65%
Knight Transportation, Inc. (b)	9,520	189,257
Werner Enterprises, Inc.	7,820	176,263
		365,520
Utilities 6.47%
Ameren Corp. (b)	7,540	185,936
CenterPoint Energy, Inc.	13,360	181,963
Constellation Energy Group, Inc. (b)	5,320	188,222
Integrys Energy Group, Inc. (b)	3,260	147,417
Nicor, Inc. (b)	4,550	183,865
Piedmont Natural Gas Co., Inc.	7,030	178,632
Southwest Gas Corp.	6,080	180,090
UIL Holdings Corp.	7,320	185,050
		1,431,175
Water Transportation 0.90%
Teekay Corporation (b)	7,910	199,569

Wholesale Electronic Markets and Agents and Brokers 0.80%
Tech Data Corp. (a)(b)	4,340	176,421
TOTAL COMMON STOCKS (Cost $28,128,064)		27,389,875

REAL ESTATE INVESTMENT TRUSTS 5.91%
Annaly Capital Management, Inc. (b)	10,650	180,624
Anworth Mortgage Asset Corp.	26,950	182,721
CBL & Associates Properties, Inc.	13,030	186,199
Chimera Investment Corp.	46,610	183,643
Digital Realty Trust, Inc. (b)	3,480	198,047
MFA Financial, Inc. (b)	26,530	194,465
Rayonier, Inc.	4,050	181,764
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,300,457)		1,307,463

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

May 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 0.74%

Money Market Funds 0.74%
AIM STIT-STIC Prime Portfolio	$163,342	$163,342
TOTAL SHORT-TERM INVESTMENTS (Cost $163,342)		163,342

TOTAL INVESTMENTS (COST $29,591,863) 130.52%		28,860,680
Liabilities in Excess of Other Assets (30.52)%		(6,748,030)
TOTAL NET ASSETS 100.00%		$22,112,650

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of these securities are pledged as collateral for short positions.

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Securities Sold Short

May 31, 2010 (Unaudited)

	Shares	Value
Activision Blizzard, Inc.	10,750	$115,562
Adobe Systems, Inc. (a)	3,660	117,413
AK Steel Holding Corp.	7,840	117,286
Alliance Data Systems Corp. (a)	1,630	115,176
Allied Nevada Gold Corp. (a)	5,990	114,649
Allos Therapeutics, Inc. (a)	16,850	120,646
Allscript-Misys Healthcare Solutions, Inc. (a)	6,060	113,989
Arch Coal, Inc.	5,530	119,171
athenahealth, Inc. (a)	4,370	108,201
Central European Distribution Corp. (a)	4,710	120,388
CF Industries Holdings, Inc.	1,700	116,603
Charles Schwab Corp.	6,980	114,053
Chesapeake Energy Corp.	5,700	127,338
Clean Harbors, Inc. (a)	1,820	115,370
Cobalt International Energy, Inc. (a)	14,300	100,100
Comstock Resources, Inc. (a)	4,150	123,836
Concur Technologies, Inc. (a)	2,770	117,171
Dendreon Corp. (a)	2,680	116,312
Diamond Offshore Drilling, Inc.	1,650	104,115
EOG Resources, Inc.	1,110	116,372
Geo Group, Inc. (a)	5,520	116,472
Green Mountain Coffee Roasters, Inc. (a)	4,830	114,229
HeartWare International, Inc. (a)	2,090	123,624
Helmerich & Payne, Inc.	3,340	125,851
Human Genome Sciences, Inc. (a)	4,720	116,867
Intrepid Potash, Inc. (a)	4,760	117,382
Isis Pharmaceuticals, Inc. (a)	12,220	112,424
KAR Auction Services, Inc. (a)	8,210	114,447
Knight Capital Group, Inc. (a)	7,940	116,003
Leap Wireless International, Inc. (a)	7,280	118,882
MetroPCS Communications, Inc. (a)	12,900	115,971
Monsanto Co.	2,150	109,370
Mosaic Co.	2,570	118,657
Nordic American Tanker Shipping	3,980	113,032
optionsXpress Holdings, Inc. (a)	6,890	110,585
Patterson-Uti Energy, Inc.	8,700	122,061
PepsiCo, Inc.	1,850	116,347
Petrohawk Energy Corp. (a)	6,240	119,995
Plains Exploration & Production Co. (a)	5,200	114,920
Rackspace Hosting, Inc. (a)	6,840	120,384
RehabCare Group, Inc. (a)	3,920	114,033
Royal Gold, Inc.	2,280	114,319
RTI International Metals, Inc. (a)	4,600	121,946
Salesforce.Com, Inc. (a)	1,350	116,816

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Securities Sold Short (Continued)

May 31, 2010 (Unaudited)

	Shares	Value
Savient Pharmaceuticals, Inc. (a)	9,550	$114,982
Select Medical Holdings Corp. (a)	13,810	111,861
SLM Corp. (a)	10,320	114,655
Sohu.com, Inc. (a)	2,600	114,920
Stifel Financial Corp. (a)	2,240	113,501
STR Holdings, Inc. (a)	5,580	118,352
Take-Two Interactive Software, Inc. (a)	10,870	125,766
Texas Industries, Inc.	3,230	117,249
Tivo, Inc. (a)	12,740	115,170
Treehouse Foods, Inc. (a)	2,520	116,172
Vertex Pharmaceuticals, Inc. (a)	3,260	112,763
Vivus, Inc. (a)	9,700	122,802
Wright Express Corp. (a)	3,650	114,610
Total Securities Sold Short (Proceeds $6,821,483)		$6,631,171

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Statement of Assets and Liabilities

May 31, 2010 (Unaudited)

Assets
Investments, at value (cost $29,591,863)	$28,860,680
Dividends and interest receivable	30,902
Deposit for short sales at broker	6,450,133
Receivable for investments sold	12,756,213
Other assets	7,764
Total Assets	48,105,692

Liabilities
Securities sold short, at market value (proceeds $6,821,483)	6,631,171
Payable for Fund shares redeemed	6,928
Payable for investments purchased	12,361,281
Dividends payable on short positions	4,142
Payable to broker	6,918,219
Payable to Adviser	12,091
Payable to affiliates	43,334
Accrued expenses and other liabilities	15,876
Total Liabilities	25,993,042
Net Assets	$22,112,650

Net Assets Consist Of:
Paid-in capital	22,183,391
Accumulated net investment loss	(13,387)
Accumulated net realized gain	483,517
Net unrealized appreciation (depreciation) on:
Investments	(731,183)
Short transactions	190,312
Net Assets	$22,112,650

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,138,716

Net asset value, redemption price and offering price per share	$10.34

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Statement of Operations

For the Period Ended May 31, 2010(1) (Unaudited)

Investment Income
Dividend income	$139,464
Interest income	327
Total Investment Income	139,791

Expenses
Advisory fees	75,951
Interest expense	25,959
Administration fees	19,269
Fund accounting fees	17,464
Transfer agent fees and expenses	17,159
Dividends on short positions	13,293
Audit and tax fees	7,956
Custody fees	7,351
Legal fees	4,021
Chief Compliance Officer fees and expenses	3,905
Reports to shareholders	2,699
Federal and state registration fees	1,956
Trustees’ fees and related expenses	1,357
Other expenses	637
Total Expenses	198,977
Less waivers and reimbursement by Adviser	(45,799)
Net Expenses	153,178

Net Investment Loss	(13,387)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	888,003
Short transactions	(404,486)
Change in net unrealized appreciation (depreciation) on:
Investments	(731,183)
Short transactions	190,312
Net Realized and Unrealized Loss on Investments	(57,354)
Net Decrease in Net Assets from Operations	$(70,741)

(1)	The Fund commenced operations on December 29, 2009.

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Statement of Changes in Net Assets

Period Ended
May 31, 2010(1)
(Unaudited)
From Operations
Net investment loss	$(13,387)
Net realized gain (loss) from:
Investments	888,003
Short transactions	(404,486)
Change in net unrealized appreciation (depreciation) on:
Investments	(731,183)
Short transactions	190,312
Net decrease in net assets from operations	(70,741)

From Capital Share Transactions
Proceeds from shares sold	24,692,008
Payments for shares redeemed	(2,508,617)
Net increase in net assets from
capital share transactions	22,183,391
Total Increase in Net Assets	22,112,650

Net Assets
Beginning of period	—
End of period	$22,112,650

(1)	The Fund commenced operations on December 29, 2009.

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2010(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.01)
Net realized and unrealized gain (loss) on investments	0.35
Total from Investment Operations	0.34
Net Asset Value, End of Period	$10.34
Total Return(3)	3.40%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$22,113
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)(5)	2.62%
After waiver and expense reimbursement(4)(5)	2.02%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(5)	(0.78)%
After waiver and expense reimbursement(5)	(0.18)%
Portfolio turnover rate(3)	158.13%

(1)	The Institutional Class commenced operations on December 29, 2009.
(2)	Per share net investment income (loss) was calculated using the daily average shares outstanding method.
(3)	Not annualized.
(4)
The ratio of expenses to average net assets includes dividends on short positions and interest expense.  The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and interest expense were 2.10% and 1.50% for the period ended May 31, 2010.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND
Notes to Financial Statements
May 31, 2010 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Mariner 130/30 Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital growth. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on December 29, 2009.  The Institutional share class commenced operations on December 29, 2009.  As of the date of this report, the Investment share class has not commenced operations.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Mariner Quantitative Solutions, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price

MARINER 130/30 FUND
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock	$27,389,875	$—	$—	$27,389,875
Real Estate Trusts	1,307,463	—	—	1,307,463
Total Equity	28,697,338	—	—	28,697,338
Short-Term Investments	163,342	—	—	163,342
Total Investments
in Securities	$28,860,680	$—	$—	$28,860,680
Liabilities:
Securities sold short	$6,631,171	$—	$—	$6,631,171

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

MARINER 130/30 FUND
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

GAAP requires enhanced disclosures that enable investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has determined that there is no impact on the Fund’s financial statements of these requirements, as the Fund did not hold financial derivative instruments during the period.

(b)Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund’s receivable for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(c)Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(d)Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital

MARINER 130/30 FUND
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(e)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(g)Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(h)Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through December 29, 2012, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.50% (the “Expense Limitation Cap”) of the Fund’s average daily net assets of the Institutional share class. For the period ended May 31, 2010, expenses of $45,799 incurred by the Fund were waived by the

MARINER 130/30 FUND
Notes to Financial Statements (Continued)
May 31, 2010 (Unaudited)

Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

November 30, 2013	$45,799

(4)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investment class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended May 31, 2010, the Fund did not accrue any expenses pursuant to the 12b-1 Plan.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
May 31, 2010(1)
Shares sold	2,377,738
Shares redeemed	(239,022)
Net increase	2,138,716

(1)  The Fund commenced operations on December 29, 2009.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended May 31, 2010, were $63,742,165 and $35,201,647, respectively. There were no purchases or sales of U.S. government securities for the Fund.

MARINER 130/30 FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 23, 2009 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Mariner 130/30 Fund (the “Fund”), a series of the Trust, and Mariner Quantitative Solutions, LLC, the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.

Mr. David W. Schulz, President of the Adviser, and Mr. Martin C. Bicknell, Chief Executive Officer of the Adviser, attended the meeting of the Trustees held on October 23, 2009, and provided information concerning the Adviser’s proprietary process which would apply quantitative analysis to select long and short positions for the Fund.  Mr. Schulz also discussed his background and the Adviser’s operations and staff and provided information concerning the Adviser’s marketing efforts and the personnel who would lead those efforts.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. David J. Abitz and Mr. Jonathan G. Franklin, who would serve as the Fund’s portfolio managers, as well as other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance procedures and the

MARINER 130/30 FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

information provided by the Adviser in response to the Trust’s Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by Mr. Schulz regarding the Adviser’s investment process and its proprietary model that uses quantitative analysis to select investments.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE ADVISER.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Schulz’s presentation to them at the October 23, 2009 meeting, during which Mr. Schulz provided information concerning the founding of the Adviser and the investment management experience of Mr. Abitz and Mr. Franklin, including their prior experience in the application of quantitative analysis and the use of technology in the selection of investments.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, as presented at the October 23, 2009 meeting and set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Trustees considered the cost of services and the structure of the Adviser’s fees.  The Trustees considered the cost structure of the Fund relative to its peer group of long/short equity funds based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Trustees noted that the Fund’s proposed management fee of 1.00% fell into the second quartile compared to its peer group of long/short equity funds.  The Trustees further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least an initial three-year period, so that the Fund’s total annual fund operating expenses do not exceed 1.75% and 1.50% of average Fund assets for Investment Class shares and Institutional Class shares, respectively.  The Board reviewed the Lipper data for the Fund’s total expense ratio, which showed that the expense cap for each share class put the Fund’s total expenses in the

MARINER 130/30 FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

second quartile for its peer group, below the industry average of 1.975% for the peer group.  The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees examined the allocation of brokerage by the Adviser with respect to the Fund, noting that the Adviser does not currently obtain brokerage or research services through the allocation of brokerage.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

MARINER 130/30 FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-mqs-9414.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	23	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 55		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	23	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

MARINER 130/30 FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	23	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and
Age: 66		2009	Chief Compliance
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–present); Vice
President, Secretary,
Treasurer and CCO
of Granum Series
Trust (an open-end
investment company)
(1997–2007);
President, CAO
and CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	23	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 48	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 52	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since Sept.	UMB Investment
	Officer	10, 2008	Services Group
		(Treasurer)	(2000–2004).

MARINER 130/30 FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance Officer,
Milwaukee, WI 53202	Officer and	January 23,	U.S. Bancorp Fund
Age: 50	Anti-Money	2009 (CCO);	Services, LLC
	Laundering	Since	(2008–present);
	Officer	January 18,	Attorney, Investment
		2010 (AML	Management, Quarles
		Officer)	& Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 30		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 36		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the period ended June 30, 2010 will be available without charge, upon request, by calling, toll free, 1-877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MARINER 130/30 FUND

Investment Adviser	Mariner Quantitative Solutions, LLC
4200 West 115th Street
Suite 100
Leawood, Kansas 66211

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  __Trust for Professional Managers___

By (Signature and Title) _/s/ Joseph Neuberger____________________
Joseph Neuberger, President

Date   _August 6, 2010___________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) __/s/ Joseph Neuberger ____________________
Joseph Neuberger, President

Date   _ August 6, 2010__________

By (Signature and Title) _/s/ John Buckel_________________________
John Buckel, Treasurer

Date   __ August 6, 2010_________